Segment information and revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Segment information and revenue from contracts with customers
Schedule of reconciliation of segment Adjusted EBITDA to Group net loss from continuing operations

	2023
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	14,802	33,734	—	—	48,536

Adjusted EBITDA	1,589	5,087	4,462	(30,258)	(19,120)

Other segment information
Depreciation and amortization (including impairments)	877	1,338	—	5,395	7,610
Research and development expenses	—	—	—	12,361	12,361
Share of income (loss) of investments accounted for by the equity method	—	—	(302)	—	(302)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	18	12	—	1,864	1,894
Additions to intangible assets	182	—	—	2,057	2,239

	2022
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	16,115	31,358	—	—	47,473

Adjusted EBITDA	6,802	6,438	—	(41,097)	(27,857)

Other segment information
Depreciation and amortization (including impairments)	801	1,790	—	6,340	8,932
Research and development expenses	—	—	—	17,488	17,488
Share of income (loss) of investments accounted for by the equity method	—	—	—	—	—

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	1,244	910	—	1,225	3,379
Additions to intangible assets	162	14	—	1,551	1,727

	2021
in EUR k	Pharmaceutical	Diagnostics	JV	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,593	—	—	42,234

Adjusted EBITDA	4,785	3,030	—	(45,939)	(38,124)

Other segment information
Depreciation and amortization (including impairments)	2,076	2,539	—	5,849	10,464
Research and development expenses	—	—	—	19,297	19,297
Share of income (loss) of investments accounted for by the equity method	—	—	—	—	—

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	—	936	1,887
Additions to intangible assets	2,401	—	—	386	2,787

in EUR k	2023	2022	2021
Reportable segment Adjusted EBITDA	11,138	13,240	7,815
Corporate expenses	(30,258)	(41,097)	(45,939)
	(19,120)	(27,857)	(38,124)
Share‑based payment expenses (Note 22)	(2,929)	16	(8,035)
Depreciation and amortization (including impairments)	(7,610)	(8,932)	(10,464)
Operating loss	(29,659)	(36,773)	(56,623)
Financial costs, net	(5,284)	(1,823)	(799)
Investments accounted for by the Equity method	(302)	—	—
Income taxes	(287)	(107)	70
Loss for the year	(35,532)	(38,703)	(57,352)

Schedule of geographical information

in EUR k	2023
	Pharmaceutical	Diagnostics	Total
Rendering of services	14,318	33,734	48,052
Sales of goods	484	—	484
Total Revenues from contracts with external customers	14,802	33,734	48,536

Recognized over time	14,318	33,734	48,052
Recognized at a point in time	484	—	484
Total Revenues from contracts with external customers	14,802	33,734	48,536

Geographical information
Europe	291	7,438	7,729
—Germany*	—	95	95
—Netherlands**	—	2	2
Middle East	344	20,395	20,739
—Saudi Arabia#	143	13,236	13,379
North America	14,126	748	14,874
—United States#	14,126	708	14,834
Latin America	41	4,265	4,306
Asia Pacific	—	888	888
Total	14,802	33,734	48,536

in EUR k	2022
	Pharmaceutical	Diagnostics	Total
Rendering of services	15,420	31,358	46,778
Sales of goods	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Recognized over time	15,420	31,358	46,778
Recognized at a point in time	695	—	695
Total Revenues from contracts with external customers	16,115	31,358	47,473

Geographical information
Europe	361	5,927	6,288
—Germany*	—	307	307
—Netherlands**	—	7	7
Middle East	352	19,549	19,902
—Saudi Arabia#	—	12,412	12,412
North America	15,346	1,245	16,591
—United States#	15,346	1,179	16,525
Latin America	56	3,851	3,907
Asia Pacific	—	786	786
Total	16,115	31,358	47,473

in EUR k	2021
	Pharmaceutical	Diagnostics	Total
Rendering of services	14,879	26,593	41,472
Sales of goods	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Recognized over time	14,879	26,593	41,472
Recognized at a point in time	762	—	762
Total Revenues from contracts with external customers	15,641	26,593	42,234

Geographical information
Europe	490	5,425	5,915
—Germany*	—	211	211
—Netherlands**	—	6	6
Middle East	117	16,315	16,432
—Saudi Arabia#	—	9,865	9,865
North America	14,940	1,643	16,583
—United States#	14,940	1,456	16,396
Latin America	94	2,499	2,593
Asia Pacific	—	711	711
Total	15,641	26,593	42,234

*  country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

#    countries contributing more than 10% of the Group's total consolidated revenues for the respective year ended December 31, 2023, 2022 or 2021

Schedule of contract balances

in EUR k	Dec 31, 2023	Dec 31, 2022

Trade receivables (note 17)	16,804	13,637
Contract assets (note 17)	2,611	2,911
Contract liabilities (note 21.2)	694	651